CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance (in shares) at Sep. 30, 2012		3,562,000	315,821,000		3,751,000
Beginning balance at Sep. 30, 2012	$ 2,728,276	$ 4,631	$ 316	$ 2,908,302	$ (16,788)	$ (7,030)	$ (161,155)
Stockholders' Equity [Roll Forward]
Issuance of common stock under employee stock plans (in shares)			11,261,000
Issuance of common stock under employee stock plans	30,216		$ 11	30,205
Cancellation of restricted stock, and repurchase of common stock at cost for employee tax withholding (in shares)			(2,854,000)
Cancellation of restricted stock, and repurchase of common stock at cost for employee tax withholding	(59,691)		$ (3)	(59,688)
Stock-based compensation	$ 179,442			179,442
Repurchase of common stock (in shares)	(9,800,000)		(9,805,000)
Repurchase of common stock	$ (184,388)		$ (10)	(91,367)			(93,011)
Issuance of common stock in connection with business and asset acquisitions (in shares)			1,146,000
Issuance of common stock in connection with business and asset acquisitions	22,462		$ 1	22,461
Issuance of common stock in connection with collaboration agreements (in shares)			234,000
Issuance of common stock in connection with collaboration agreements	4,662		$ 0	4,662
Reclassification to temporary equity	18,430			18,430
Net income (loss)	(115,238)						(115,238)
Other comprehensive income (loss)	13,843					13,843
Ending balance (in shares) at Sep. 30, 2013		0	319,365,000		3,751,000
Ending balance at Sep. 30, 2013	2,638,014	$ 0	$ 319	3,017,074	$ (16,788)	6,813	(369,404)
Stockholders' Equity [Roll Forward]
Preferred Stock, Shares Issued		(3,562,000)	3,562,000
Conversion of Stock, Amount Converted	0	$ (4,631)	$ 4	4,627
Issuance of common stock under employee stock plans (in shares)			9,339,000
Issuance of common stock under employee stock plans	22,652		$ 9	22,643
Cancellation of restricted stock, and repurchase of common stock at cost for employee tax withholding (in shares)			(2,678,000)
Cancellation of restricted stock, and repurchase of common stock at cost for employee tax withholding	(40,994)		$ (1)	(40,993)
Stock-based compensation	$ 166,224			166,224
Repurchase of common stock (in shares)	(1,600,000)		(1,639,000)
Repurchase of common stock	$ (26,483)		$ (2)	(15,665)			(10,816)
Issuance of common stock in connection with business and asset acquisitions (in shares)			234,000
Issuance of common stock in connection with business and asset acquisitions	3,750		$ 0	3,750
Net income (loss)	(150,343)						(150,343)
Other comprehensive income (loss)	(30,828)					(30,828)
Ending balance (in shares) at Sep. 30, 2014		0	324,621,000		3,751,000
Ending balance at Sep. 30, 2014	2,581,992	$ 0	$ 325	3,153,033	$ (16,788)	(24,015)	(530,563)
Stockholders' Equity [Roll Forward]
Issuance of common stock under employee stock plans (in shares)			12,322,000
Issuance of common stock under employee stock plans	25,776		$ 12	25,764
Cancellation of restricted stock, and repurchase of common stock at cost for employee tax withholding (in shares)			(3,917,000)
Cancellation of restricted stock, and repurchase of common stock at cost for employee tax withholding	(59,908)		$ (4)	(59,904)
Stock-based compensation	$ 175,714			175,714
Repurchase of common stock (in shares)	(19,800,000)		(19,783,000)
Repurchase of common stock	$ (299,209)		$ (19)	(194,374)			(104,816)
Equity portion of convertible debt issuance, net of tax effect	$ 44,358
Issuance of common stock in connection with business and asset acquisitions (in shares)	288,148		288,000
Issuance of common stock in connection with business and asset acquisitions	$ 4,469		$ 0	4,469
Net income (loss)	(115,010)						(115,010)
Other comprehensive income (loss)	(92,930)					(92,930)
Ending balance (in shares) at Sep. 30, 2015		0	313,531,000		3,751,000
Ending balance at Sep. 30, 2015	$ 2,265,252	$ 0	$ 314	$ 3,149,060	$ (16,788)	$ (116,945)	$ (750,389)